Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Severity of the losses on securities (in hundredths)	95.00%
Trust preferred securities maturity period	5 years
Discounted cash flow hedging	3 month LIBOR plus a spread of 400 to 959 basis points
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	$ 35,695,000		$ 19,340,000
Fair value on a non-recurring basis [Abstract]
Carrying amount of impaired loans receivable	41,300,000		56,600,000
Valuation allowance	1,000,000		547,000
Financial Assets [Abstract]
Investment securities AFS	35,695,000		19,340,000
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	3,942,000		4,122,000
Total net losses included in [Abstract]
Net loss - CMO's	0		(128,000)
Other comprehensive gain (loss) - CDO's	202,000		(52,000)
Settlements	0		0
Net transfers into Level 3	0		0
Ending balance	4,144,000		3,942,000
Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	31,551,000		15,398,000
Financial Assets [Abstract]
Investment securities AFS	31,551,000		15,398,000
Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	4,144,000		3,942,000
Financial Assets [Abstract]
Investment securities AFS	4,144,000		3,942,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	1.00%
Trust preferred securities expected to default (in hundredths)	0.57%
Variable basis point of discounted cash flow hedging (in hundredths)	4.00%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	5.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	2.00%
Trust preferred securities expected to default (in hundredths)	0.66%
Variable basis point of discounted cash flow hedging (in hundredths)	9.59%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	10.00%
Carrying Value [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	35,695,000	[1]	19,340,000	[1]
Financial Assets [Abstract]
Investment securities AFS	35,695,000	[1]	19,340,000	[1]
Loans, net	635,981,000	[2]	610,776,000	[2]
Carrying Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,661,000		76,866,000
Carrying Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Investment securities HTM	2,103,000		2,066,000
Restricted stock	3,618,000		2,223,000
Loans held for sale	12,069,000		495,000
Accrued interest receivable	2,717,000		2,727,000
Financial Liabilities [Abstract]
Demand and savings deposits	383,412,000		367,158,000
Time deposits	243,356,000		270,049,000
Borrowings	68,683,000		43,851,000
Accrued interest payable	423,000		537,000
Fair Value [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	35,695,000	[1]	19,340,000	[1]
Financial Assets [Abstract]
Investment securities AFS	35,695,000	[1]	19,340,000	[1]
Loans, net	641,449,000	[2]	632,723,000	[2]
Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,661,000		76,866,000
Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Investment securities HTM	2,155,000		2,239,000
Restricted stock	3,618,000		2,223,000
Loans held for sale	12,069,000		495,000
Accrued interest receivable	2,717,000		2,727,000
Financial Liabilities [Abstract]
Demand and savings deposits	383,412,000		367,158,000
Time deposits	245,094,000		271,786,000
Borrowings	64,185,000		42,849,000
Accrued interest payable	423,000		537,000
U.S. Government sponsored entities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		7,000
Financial Assets [Abstract]
Investment securities AFS	0		7,000
U.S. Government sponsored entities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
U.S. Government sponsored entities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		7,000
Financial Assets [Abstract]
Investment securities AFS	0		7,000
U.S. Government sponsored entities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Corporate debt obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	506,000		1,524,000
Financial Assets [Abstract]
Investment securities AFS	506,000		1,524,000
Corporate debt obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Corporate debt obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	506,000		1,524,000
Financial Assets [Abstract]
Investment securities AFS	506,000		1,524,000
Corporate debt obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Residential mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	30,450,000		12,899,000
Financial Assets [Abstract]
Investment securities AFS	30,450,000		12,899,000
Residential mortgage-backed securities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Residential mortgage-backed securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	30,450,000		12,899,000
Financial Assets [Abstract]
Investment securities AFS	30,450,000		12,899,000
Residential mortgage-backed securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Collateralized mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	595,000		974,000
Financial Assets [Abstract]
Investment securities AFS	595,000		974,000
Collateralized mortgage-backed securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	595,000		968,000
Financial Assets [Abstract]
Investment securities AFS	595,000		968,000
Collateralized mortgage-backed securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		6,000
Financial Assets [Abstract]
Investment securities AFS	0		6,000
Collateralized debt obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	4,144,000		3,936,000
Financial Assets [Abstract]
Investment securities AFS	4,144,000		3,936,000
Collateralized debt obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Collateralized debt obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Collateralized debt obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	4,144,000		3,936,000
Financial Assets [Abstract]
Investment securities AFS	4,144,000		3,936,000
Nonrecurring [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	41,311,000		56,620,000
OREO	28,910,000		26,057,000
Nonrecurring [Member] | Level 1 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 2 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 3 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	41,311,000		56,620,000
OREO	$ 28,910,000		$ 26,057,000

[1]	See the recurring fair value table above.
[2]	For non-impaired loans, Level 2; for impaired loans, Level 3.